Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2016	2015

Balance at beginning of year	$495	$4,417
New loans and advances	84	69
Repayments, including loans sold	117	148
Changes in related parties[1]	(141)	(3,843)

Balance at end of year	$321	$495

[1]The adjustment made in 2016 relates to the retirement of a senior management member and 2015 to the retirement of a director.